UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-3189

Name of Fund:  Summit Cash Reserves Fund of Financial Institutions Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Summit Cash Reserves Fund of Financial Institutions Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments


Summit Cash Reserves Fund


Schedule of Investments as of February 28, 2006                                                                    (In Thousands)
                                                                              Face        Interest        Maturity
Issue                                                                        Amount        Rate*            Date          Value
Certificates of Deposit - European - 1.4%

Barclays Bank Plc, London                                                $   1,000       3.81%             6/20/2006    $     997

Total Certificates of Deposit - European (Cost - $1,000)                                                                      997


Certificates of Deposit - Yankee - 11.2%

Canadian Imperial Bank of Commerce, NY                                       5,000       4.63(a)           5/15/2006        5,000

Fortis Bank, NY                                                                500       3.97              8/11/2006          498

Royal Bank of Canada, NY                                                       500       4.49(a)           3/16/2006          500

Royal Bank of Scotland, NY                                                     500       4.51(a)          10/04/2006          500

Toronto-Dominion Bank, NY                                                      500       3.825             6/26/2006          498
                                                                             1,000       3.95              7/24/2006          996

Total Certificates of Deposit - Yankee (Cost - $8,000)                                                                      7,992


Commercial Paper - 21.4%

Compass Securitization, LLC                                                  1,225       4.53              3/06/2006        1,224

Greyhawk Funding, LLC                                                          932       4.52              3/06/2006          932

Jupiter Securitization Corp.                                                 1,000       4.52              3/02/2006        1,000

Lehman Brothers Holdings Inc.                                                4,000       4.602(a)          9/01/2006        4,000

Morgan Stanley                                                               1,000       4.642(a)          3/03/2006        1,000
                                                                               500       4.632(a)         11/17/2006          500

Preferred Receivables Funding Corp.                                          2,450       4.54              3/01/2006        2,450

Skandinaviska Enskilda Banken AB                                             3,000       4.54(a)           1/23/2007        3,000

Thunder Bay Funding, LLC                                                     1,125       4.41              3/21/2006        1,122

Total Commercial Paper (Cost - $15,228)                                                                                    15,228


Corporate Notes - 22.3%

Bank of Ireland                                                                700       4.54(a)           3/20/2007          700

General Electric Capital Corp.                                               1,000       4.67(a)           3/16/2007        1,000

Goldman Sachs Group, Inc.                                                    3,000       4.673            10/10/2006        3,000

HSBC Finance, Inc.                                                           1,000       4.695(a)         10/19/2006        1,000
                                                                               275       4.69(a)          10/27/2006          275

Mound Financing Plc                                                          1,000       4.53(a)          11/08/2006        1,000

Permanent Financing (No. 7) Plc                                                500       4.53(a)           3/10/2006          500

Permanent Financing (No. 8) Plc                                              1,000       4.53(a)           6/12/2006        1,000

Sigma Finance, Inc.                                                          4,000       4.515(a)         10/25/2006        4,000

Stanfield Victoria Funding, LLC                                                400       4.57(a)           5/15/2006          400

Toyota Motor Credit Corp.                                                    3,000       4.50(a)          10/03/2006        3,000

Total Corporate Notes (Cost - $15,875)                                                                                     15,875


Funding Agreements - 2.8%

General Electric Capital Assurance Co. (b)                                   2,000       4.66(a)          10/02/2006        2,000

Total Funding Agreements (Cost - $2,000)                                                                                    2,000


U.S. Government Agency & Instrumentality Obligations - Non-Discount - 15.9%

Fannie Mae                                                                     400       2.375             5/04/2006          398
                                                                             1,250       4.875             1/11/2008        1,246

Federal Farm Credit Banks                                                    1,000       4.48(a)          10/19/2006        1,000
                                                                               500       4.49(a)           4/13/2007          500
                                                                             1,000       4.5(a)           10/05/2007        1,000

Federal Home Loan Bank System                                                1,250       2.125             5/15/2006        1,243
                                                                               500       2.75             11/15/2006          493
                                                                               500       3.25             11/29/2006          494
                                                                               500       3.80             12/29/2006          495
                                                                             1,000       3.45              1/10/2007          988
                                                                               500       4.00              6/13/2007          494
                                                                               250       4.25              9/14/2007          247
                                                                               250       4.50             12/14/2007          248

Freddie Mac                                                                    500       3.00             11/09/2006          493
                                                                               202       4.125             4/12/2007          200
                                                                               250       4.45              9/28/2007          248
                                                                             1,000       4.705            10/11/2007          997
                                                                               500       4.725            10/19/2007          498

Total U.S. Government Agency & Instrumentality Obligations - Non Discount (Cost - $11,340)                                 11,282


U.S. Treasury Notes - 0.6%

U.S. Treasury Notes                                                            200       1.50              3/31/2006          199
                                                                               250       4.375            12/31/2007          249

Total U.S. Treasury Notes (Cost - $450)                                                                                       448


Face
Amount                                              Issue
Repurchase Agreements - 23.9%

 $  17,000        Deutsche Bank Securities, Inc., purchased on 2/28/2006 to yield 4.56% to
                  3/01/2006, repurchase price of $17,002, collateralized by Freddie Mac Discount
                  Note, due 3/13/2006                                                                                      17,000

Total Repurchase Agreements (Cost - $17,000)                                                                               17,000

Total Investments (Cost - $70,893**) - 99.5%                                                                               70,822
Other Assets Less Liabilities - 0.5%                                                                                          333
                                                                                                                       ----------
Net Assets - 100.0%                                                                                                    $   71,155
                                                                                                                       ==========


  * Commercial Paper and certain U.S. Government, Agency & Instrumentality
    Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at February 28, 2006.

 ** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $       70,893
                                              ==============
    Gross unrealized appreciation             $            -
    Gross unrealized depreciation                       (71)
                                              --------------
    Net unrealized depreciation               $         (71)
                                              ==============


(a) Variable rate notes.

(b) Restricted security as to resale, representing 2.8% of net assets, was as follows:

                                             Acquisition
    Issue                                        Date        Cost      Value

    General Electric Capital Assurance Co.,
      4.66% due 10/02/2006                    9/28/2004     $2,000     $2,000



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Summit Cash Reserves Fund of Financial Institutions Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Summit Cash Reserves Fund of Financial Institutions Series Trust


Date:  April 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Summit Cash Reserves Fund of Financial Institutions Series Trust


Date:  April 20, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Summit Cash Reserves Fund of Financial Institutions Series Trust


Date:  April 20, 2006